Equity (Narrative - Preferred Stock) (Details) (USD $)	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series F-2 Preferred Stock [Member]	Dec. 31, 2011 Series F-2 Preferred Stock [Member]	Dec. 31, 2010 Series F-2 Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Mar. 25, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]	Dec. 31, 2011 Retained earnings (accumulated deficit) [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				228,750,000	228,750,000		160,870,560	160,870,560		2,576,601	2,576,601
Aggregate Liquidation Preference, Authorized Shares				$ 11,400,000,000
Conversion of Stock, Shares Converted						110,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	0	531,850
Preferred Stock Conversions, Inducements			586,000,000
Fair value of additional shares to new MCP holders	30,000,000
Preferred Stock, Shares Issued and Outstanding				118,750,000	118,750,000		40,870,560	40,870,560		2,576,601	2,576,601
Aggregate Liquidation Preference, Issued and Outstanding				5,900,000,000
Preferred Stock, Dividend Rate, Percentage				9.00%	9.00%		8.50%	8.50%		7.00%	7.00%
Preferred stock dividend rate at August 15, 2016							6.243%
Conversion rate of MCP to common stock after December 30, 2016	0.00432
Liquidation preference (per share)				$ 50	$ 50		$ 25	$ 25	$ 1,000	$ 1,000	$ 1,000
Percentage of Amended Series A Perferred Stock sold by subsidary of GM		100.00%
Series A preferred stock amendment		$ 0										$ 32,000,000	[1]

[1]	Refer to Note 18 to the Consolidated Financial Statements for further detail.